Income Taxes - Summary of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Allowance for doubtful accounts	$ 1.7	$ 2.0
Insurance reserve	16.8	17.5
Net operating loss	176.5	178.3
Capital loss carryforward	69.1	69.1
Accrued bonus and vacation	9.0	7.7
Stock compensation	1.9	1.8
Other comprehensive income	0.0	0.6
Tax credits	7.2	6.9
Other	21.4	21.1
Total deferred tax assets	303.6	305.0
Valuation allowance	(95.2)	(96.1)	$ (141.6)	$ (128.1)
Deferred tax assets less valuation allowance	208.4	208.9
Deferred tax liabilities
Fixed asset basis	(110.8)	(117.8)
Intangible basis	(123.7)	(127.2)
Landfill and environmental remediation liabilities	(109.8)	(113.8)
Other	(3.1)	(5.4)
Deferred tax liabilities	(347.4)	(364.2)
Net deferred tax liability	$ (139.0)	$ (155.3)